INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense	$ 9,364	$ 10,469	$ 10,438